Note 45 Depreciation And Amortisation Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation [Line Items]
Depreciation and amortisation expense	€ 1,234	€ 1,288	€ 1,386
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	740	781	876
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	437	453	523
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	299	324	349
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	3	3	3
Intanbile assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 494	€ 507	€ 510